Bank loans: Additional information (Details) $ in Thousands, $ in Thousands, $ in Thousands													12 Months Ended
	Jun. 11, 2024 MXN ($)	Apr. 15, 2024 MXN ($)	Mar. 26, 2024 MXN ($)	Jan. 15, 2024 MXN ($)	Oct. 13, 2023 MXN ($)	Sep. 29, 2023 MXN ($)	Jul. 14, 2023 MXN ($)	Mar. 29, 2023 MXN ($)	Nov. 29, 2021 MXN ($)	Oct. 15, 2021 MXN ($)	Dec. 30, 2020 MXN ($)	Oct. 19, 2017 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Nov. 26, 2024 MXN ($)	Nov. 26, 2024 USD ($)	Nov. 15, 2023 MXN ($)	Nov. 15, 2023 USD ($)	Oct. 31, 2021	Sep. 29, 2021 MXN ($)	Dec. 30, 2020 USD ($)	Oct. 31, 2017	Jun. 01, 2015
Bank loans:
Increase (decrease) in fair value measurement, liabilities												$ 605,382				$ 3,408,442	$ 535,125,402
Bank loans paid													$ 538,712	$ 1,475,000	$ 1,498,076
Borrowings, interest rate																										14.09%
Debt coverage ratio													2.1	2.4
Capital one financial indicator ratio													16.00%
Capital structure ratio													61.1	46.1
Airplan
Bank loans:
Debt coverage ratio													4.4	3.6
BBVA Bancomer, S. A.
Bank loans:
Original debt	$ 1,750,000									$ 2,000,000
Term of loan										7 years
Borrowings, interest rate basis	28-day TIIE rate plus an applicable margin of 135 basis points									TIIE rate to 28 days plus an applicable margin of 140 basis points
Points to add interest rate	1.35%									1.40%
Bank loans paid		$ 50,000		$ 50,000	$ 50,000		$ 50,000
Renegotiated fee	$ 4,375
Borrowings, interest rate	12.39%
Debt applicable margin rate	1.5
Minimum interest coverage ratio																									3.0
Debt coverage ratio													12.5	11.4
BBVA Bancomer, S. A. | Minimum
Bank loans:
Debt applicable margin rate	1.5
BBVA Bancomer, S. A. | Maximum
Bank loans:
Debt applicable margin rate	2.5
BBVA Bancomer, S.A. New
Bank loans:
Points to add interest rate													1.50%									135.00%
Consolidated leverage ratio of borrowings													0.7	0.7
Minimum interest coverage ratio																									3.0
BBVA Bancomer, S.A. New | Maximum
Bank loans:
Consolidated leverage ratio of borrowings																									3.5
BBVA Bancomer, S.A. New | Net Leverage Index Less Than 1.5X
Bank loans:
Points to add interest rate	1.40%
BBVA Bancomer, S.A. New | Net Leverage Index Between 1.5X and 2.5X
Bank loans:
Points to add interest rate	1.65%
BBVA Bancomer, S.A. New | Net Leverage Index Greater Than 2.5X
Bank loans:
Points to add interest rate	1.90%
Santander
Bank loans:
Original debt			$ 675,000																				$ 2,650,000
Term of loan			1 year
Borrowings, interest rate basis			28-day TIIE rate plus an applicable margin of 150 basis points
Points to add interest rate			1.50%																				0.015%
Bank loans paid						$ 662,500		$ 662,500	$ 650,000
Borrowings, interest rate			12.56%
Consolidated leverage ratio of borrowings													0.7	0.7
Minimum interest coverage ratio			3.0
Debt coverage ratio													12.5	11.4
Santander | Maximum
Bank loans:
Consolidated leverage ratio of borrowings			3.5
Banco Popular De Puerto Rico
Bank loans:
Original debt											$ 399,010													$ 20,000
Term of loan											3 years
Points to add interest rate											0.50%													0.50%
Unused credit line (in percent)											0.15%
Unsecured revolving credit line with Banco Popular de Puerto Rico
Bank loans:
Original debt																				$ 338,380	$ 20,000
Debt coverage ratio																				1	1
Default interest rate																				2.00%	2.00%
Unsecured revolving credit line with Banco Popular de Puerto Rico | Minimum
Bank loans:
Points to add interest rate																				0.50%	0.50%
Unsecured revolving credit line with Banco Popular de Puerto Rico | Maximum
Bank loans:
Points to add interest rate																				3.00%	3.00%
Secured revolving credit line with Banco Popular de Puerto Rico
Bank loans:
Original debt																		$ 207,862	$ 10,000
Debt coverage ratio																		1	1
Default interest rate																		2.00%	2.00%
Secured revolving credit line with Banco Popular de Puerto Rico | Minimum
Bank loans:
Points to add interest rate																		0.75%	0.75%
Secured revolving credit line with Banco Popular de Puerto Rico | Maximum
Bank loans:
Points to add interest rate																		3.00%	3.00%